FAIR VALUE MEASUREMENT 10K (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of convertible debt's excess value over carrying value	$ 5,000,000			$ 300,000
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Total liabilities at fair value	8,200,000			6,200,000
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net	394,000	[1]		394,000	[1]
Impairment Losses	0		300,000	300,000	[1]	1,069,000
Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Total liabilities at fair value	(5,207,000)			(1,685,000)		(6,719,000)
Nonrecurring [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net				394,000	[1]	1,058,000	[1]
Impairment Losses				300,000	[1]	1,069,000	[1]
Level 1 [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net	0	[1]		0	[1]
Level 1 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Total liabilities at fair value	0			0		0
Level 1 [Member] | Nonrecurring [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net				0	[1]	0	[1]
Level 2 [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net	0	[1]		0	[1]
Level 2 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Total liabilities at fair value	0			0		0
Level 2 [Member] | Nonrecurring [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net				0	[1]	0	[1]
Level 3 [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net	394,000	[1]		394,000	[1]
Level 3 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Total liabilities at fair value	(5,207,000)			(1,685,000)		(6,719,000)
Level 3 [Member] | Nonrecurring [Member]
Fair values by input hierarchy of items measured at fair value on a nonrecurring basis [Abstract]
Property, net				394,000	[1]	1,058,000	[1]
Derivative warrant liability [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	(5,121,000)	[2]		(1,685,000)	[2],[3]	(4,520,000)	[3]
Fair value assumptions [Abstract]
Expected volatility (in hundredths)				107.00%		93.00%
Derivative warrant liability [Member] | Recurring [Member] | Minimum [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)	0.10%			0.10%		0.10%
Expected volatility (in hundredths)	92.00%			105.00%
Derivative warrant liability [Member] | Recurring [Member] | Maximum [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)	0.70%			0.60%		0.70%
Expected volatility (in hundredths)	123.00%			108.00%
Derivative warrant liability [Member] | Recurring [Member] | Weighted Average [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)	0.70%			0.50%		0.60%
Derivative warrant liability [Member] | Level 1 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	0	[2]		0	[2],[3]	0	[3]
Derivative warrant liability [Member] | Level 2 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	0	[2]		0	[2],[3]	0	[3]
Derivative warrant liability [Member] | Level 3 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	(5,121,000)	[2]		(1,685,000)	[2],[3]	(4,520,000)	[3]
Derivative conversion liability [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	(86,000)	[4]				(2,199,000)	[5]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)	0.10%
Expected volatility (in hundredths)	92.00%					93.00%
Derivative conversion liability [Member] | Recurring [Member] | Minimum [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)						0.20%
Derivative conversion liability [Member] | Recurring [Member] | Maximum [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)						0.30%
Derivative conversion liability [Member] | Recurring [Member] | Weighted Average [Member]
Fair value assumptions [Abstract]
Risk-free interest rate (in hundredths)						0.30%
Derivative conversion liability [Member] | Level 1 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities						0	[5]
Derivative conversion liability [Member] | Level 2 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities						0	[5]
Derivative conversion liability [Member] | Level 3 [Member] | Recurring [Member]
Fair values by input hierarchy of items measured at fair value on a recurring basis [Abstract]
Derivative warrant liabilities	$ (86,000)	[4]				$ (2,199,000)	[5]

[1]	Machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value in the first quarter of 2013 and the second quarter of 2012. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.
[2]	(1) These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow. March 31, 2014 December 31, 2013 Risk-free interest rate 0.1% - 0.7% 0.1% - 0.6% (0.7% weighted average) (0.5% weighted average) Expected volatility 92%-123% 105% - 108% (118% weighted average) (107% weighted average)
[3]	These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow. December 31, 2013 December 31, 2012 Risk-free interest rate 0.1% - 0.6% 0.1% - 0.7% (0.5% weighted average) (0.6% weighted average) Expected volatility 107% 93%
[4]	These conversion liabilities were valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow. March 31, 2014 Risk-free interest rate 0.1% Expected volatility 92%
[5]	These conversion liabilities are valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow. December 31, 2012 Risk-free interest rate 0.2-0.3% (0.3% weighted average) Expected volatility 93%